SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from
September 11, 2020
(inception) Through
December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(1,767,451)
Non-Redeemable Net Loss	$—
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	7,758,028
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.23)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$5,210	$9,910
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	—	—
Redeemable Net Earnings	$5,210	$9,910
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(2,660,294)	$13,423,592
Redeemable Net Earnings	(5,210)	(9,910)
Non-Redeemable Net (Loss) Income	$(2,665,504)	$13,413,682
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted (1)	8,625,000	8,625,000
Earnings/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(0.30)	$1.56